February 28, 2025
2025 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock New Jersey Municipal Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California(a)(b) — 0.4%
Transportation — 0.4%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50	$270	$ 280,734
California Infrastructure & Economic Development Bank, Refunding RB, Series A, AMT, Sustainability Bonds, 01/01/65(c)	875	887,031
Total Municipal Bonds in California		1,167,765
New Jersey — 81.8%
Corporate — 3.0%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	510	510,485
New Jersey Economic Development Authority, Refunding RB(a)
AMT, 3.75%, 11/01/34	5,000	5,026,017
Series A, AMT, 2.20%, 10/01/39	3,880	3,491,268
		9,027,770
County/City/Special District/School District — 16.8%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,415,965
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGC), 5.00%, 11/01/43	180	193,922
Series B, (AGC), 5.00%, 11/01/44	200	214,081
Casino Reinvestment Development Authority, Inc., Refunding RB, Series A, (AGC), 5.00%, 11/01/42	355	384,936
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,119,475
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	930	940,499
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	1,630	1,125,099
(AGM), 2.25%, 08/15/46	1,850	1,220,058
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	1,007,960
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,613,262
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,679,372
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	932,234
4.00%, 07/15/39	740	747,759
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,440	1,455,150
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	3,195,459
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,219,031
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(d)	2,040	2,209,593
Series B, 6.50%, 04/01/31	1,340	1,386,656
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,266,344
3.50%, 04/01/42	720	655,047
AMT, 3.00%, 08/01/41	5,670	4,744,748
AMT, 3.00%, 08/01/43	5,600	4,521,665
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,519	1,563,558
Security	Par (000)	Value
County/City/Special District/School District (continued)
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	$630	$ 545,673
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	361,496
3.00%, 06/01/38	410	379,453
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,180	1,181,684
Series A, AMT, (GTD), 5.25%, 12/01/31	5,805	5,815,430
		50,095,609
Education — 12.1%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,229,566
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	234,846
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	530	532,850
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	625	671,017
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(b)	105	105,197
Series A, 5.13%, 11/01/29(b)	100	101,977
Series A, 5.25%, 07/01/37(b)	470	469,201
Series A, 6.25%, 11/01/38(b)	210	219,799
Series A, 5.00%, 06/15/39(b)	825	830,429
Series A, 5.38%, 07/01/47(b)	815	777,662
Series A, 5.00%, 12/01/48	2,190	2,229,294
Series A, 5.00%, 06/15/49(b)	135	135,123
Series A, 5.00%, 01/01/50	265	252,946
Series A, 5.00%, 07/01/50	200	191,587
Series A, 6.50%, 11/01/52(b)	1,210	1,253,981
Series A, 5.25%, 11/01/54(b)	1,100	981,117
Series AAA, 5.00%, 12/15/26(d)	1,990	2,069,375
Series DDD, 5.00%, 06/15/27(d)	3,000	3,151,494
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,824,437
(AGM), 5.00%, 06/01/42	690	701,453
Series A, 5.63%, 08/01/34(b)	250	250,118
Series A, 5.00%, 09/01/37(b)	315	316,650
Series A, 5.88%, 08/01/44(b)	430	430,100
Series A, 5.13%, 09/01/52(b)	1,000	962,809
New Jersey Educational Facilities Authority, RB
Series B, 5.25%, 03/01/54	630	693,737
Series C, (AGM), 3.25%, 07/01/49	290	241,246
New Jersey Educational Facilities Authority, Refunding RB
Series B, 5.00%, 07/01/32	2,465	2,522,745
Series H, (AGM), 4.00%, 07/01/39	715	699,813
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	425	421,308
Series B, AMT, 4.25%, 12/01/45	1,030	1,027,289
Sub-Series C, AMT, 4.00%, 12/01/48	700	604,356
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	259,045
Series C, AMT, Subordinate, 5.25%, 12/01/54	475	479,102
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	740	721,155
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	838,284
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,081,891

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	$5,000	$ 5,021,825
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	300	285,205
Series A, 5.00%, 01/01/60	200	189,431
		36,009,460
Health — 10.2%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	278,503
5.00%, 01/01/39	520	520,933
5.00%, 01/01/49	500	483,616
New Jersey Health Care Facilities Financing Authority, RB
1.10%, 03/07/25(a)(e)	2,350	2,350,000
5.00%, 07/01/42	3,000	3,061,488
2.38%, 07/01/46	3,740	2,468,688
3.00%, 07/01/51	9,155	7,096,817
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	285	285,378
5.00%, 07/01/34	1,000	1,020,397
4.00%, 07/01/41	1,000	1,002,001
Series A, 4.00%, 07/01/32	2,300	2,324,773
Series A, 5.00%, 07/01/37	5,000	5,168,699
Series A, 5.00%, 07/01/43	900	914,612
Series A, 5.25%, 07/01/49	1,560	1,706,517
Series A, 4.13%, 07/01/54	1,085	1,046,811
Series A, 5.25%, 07/01/54	780	850,331
		30,579,564
Housing — 3.7%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	356,987
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, Sustainability Bonds, 4.35%, 05/01/45	105	102,623
Series A, Sustainability Bonds, 4.50%, 05/01/50	130	126,785
Series A, Sustainability Bonds, 4.55%, 05/01/55	300	293,352
Series A, Sustainability Bonds, 4.60%, 05/01/60	215	210,996
Series E-1, Sustainability Bonds, 4.35%, 05/01/45	215	209,999
Series E-1, Sustainability Bonds, 4.50%, 05/01/50	205	199,205
Series E-1, Sustainability Bonds, 4.55%, 05/01/55	430	419,704
Series E-1, Sustainability Bonds, 4.60%, 05/01/60	250	243,570
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	649,075
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	450,638
Series K, Sustainability Bonds, 4.70%, 10/01/50	570	565,684
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 2.45%, 11/01/45	240	168,172
Series A, 4.00%, 11/01/48	150	134,498
Series A, 2.55%, 11/01/50	220	145,852
Series A, 4.10%, 11/01/53	100	90,958
Series D, AMT, 4.25%, 11/01/37	310	306,273
Series A, Sustainability Bonds, 2.25%, 11/01/36	350	283,534
Series A, Sustainability Bonds, 2.65%, 11/01/46	350	248,195
Series A, Sustainability Bonds, 2.70%, 11/01/51	350	237,862
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	867,930
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing (continued)
Series E, 2.25%, 10/01/40	$680	$ 511,271
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,641,917
Series A, 4.38%, 12/01/33	2,515	2,515,964
		10,981,044
State — 25.0%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,110	2,240,381
Series B, (AGM), 0.00%, 11/01/27(f)	4,135	3,814,687
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	1,955	2,024,409
4.00%, 06/15/49	1,190	1,132,177
Series A, 5.00%, 06/15/42	4,000	4,105,405
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	127,939
Sub-Series A, 4.00%, 07/01/34	705	691,739
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	655	698,900
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	227,155
5.25%, 06/15/46	105	113,829
Series A, 0.00%, 12/15/32(f)	10,000	7,604,716
Series AA, 4.00%, 06/15/36	1,435	1,470,745
Series AA, 4.00%, 06/15/45	2,470	2,399,198
Series AA, 5.00%, 06/15/45	3,500	3,627,494
Series BB, 4.00%, 06/15/44	2,335	2,252,194
Series BB, 4.00%, 06/15/50	1,000	929,124
Series BB, 5.25%, 06/15/50	5,125	5,503,899
Series CC, 5.25%, 06/15/50	3,700	4,006,107
Series CC, 5.25%, 06/15/55	5,600	6,028,116
Series S, 5.00%, 06/15/33	550	587,344
Series S, Class BB, 5.00%, 06/15/36	1,250	1,381,398
Series S, Class BB, 4.00%, 06/15/37	700	718,122
Series S, Class BB, 4.00%, 06/15/50	650	612,567
New Jersey Transportation Trust Fund Authority, RB, CAB(f)
Series A, 0.00%, 12/15/35	8,900	5,957,178
Series A, 0.00%, 12/15/38	10,000	5,793,389
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 06/15/36	1,700	1,744,205
Series A, 5.25%, 06/15/41	1,000	1,114,036
Series AA, 4.25%, 06/15/44	1,545	1,558,983
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,427,688
State of New Jersey, GO
2.00%, 06/01/37	2,000	1,568,466
5.00%, 06/01/38	2,000	2,162,428
		74,624,018
Tobacco — 2.5%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,010,045
Series A, 5.25%, 06/01/46	1,000	1,019,024
Sub-Series B, 5.00%, 06/01/46	5,525	5,589,321
		7,618,390
Transportation — 8.4%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	2,200	2,364,410
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, (AGM), 5.13%, 01/01/39	$1,000	$ 1,001,188
AMT, (AGM), 5.13%, 07/01/42	1,000	1,001,213
AMT, 5.38%, 01/01/43	905	906,530
New Jersey Transportation Trust Fund Authority, RB
5.25%, 12/15/32(d)	105	122,902
Series A, 5.00%, 06/15/30	1,250	1,278,100
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	2,730	2,789,168
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	1,004,297
Series A, 4.00%, 01/01/51	1,560	1,541,291
Series B, 5.25%, 01/01/49	2,770	3,051,661
Series B, 5.25%, 01/01/54	635	697,796
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/39	1,000	1,031,622
Series C, 5.00%, 01/01/43	1,500	1,661,602
Series D-2, (AGM), 5.25%, 01/01/26	4,000	4,086,646
South Jersey Transportation Authority, RB, (BAM), 5.25%, 11/01/52	300	322,631
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/32	440	440,000
Series A, 5.00%, 11/01/33	250	250,000
Series A, 5.00%, 11/01/39	1,500	1,500,000
		25,051,057
Utilities — 0.1%
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	162,654
Total Municipal Bonds in New Jersey		244,149,566
New York — 4.3%
Transportation — 4.3%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,001,290
AMT, 5.00%, 11/01/30	1,000	1,071,766
AMT, 5.00%, 11/01/33	495	526,196
Series 218, AMT, 5.00%, 11/01/32	1,495	1,588,215
Series 221, AMT, 4.00%, 07/15/45	525	495,205
Series 221, AMT, 4.00%, 07/15/50	1,335	1,214,740
Port Authority of New York & New Jersey, Refunding ARB
Series 205, 5.00%, 11/15/47	1,975	2,032,501
AMT, 5.00%, 01/15/47	2,000	2,093,560
Series 223, AMT, 4.00%, 07/15/41	725	720,270
Series 223, AMT, 4.00%, 07/15/46	1,755	1,649,129
Series 238, AMT, 5.00%, 07/15/39	330	358,810
Total Municipal Bonds in New York		12,751,682
Pennsylvania — 1.4%
Transportation — 1.4%
Delaware River Joint Toll Bridge Commission, RB
5.00%, 07/01/42	1,130	1,162,905
5.00%, 07/01/47	1,475	1,496,376
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,501,457
Total Municipal Bonds in Pennsylvania		4,160,738
Security	Par (000)	Value
Puerto Rico — 4.9%
State — 4.9%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,044	$ 1,149,030
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,729	2,698,185
Series A-1, Restructured, 5.00%, 07/01/58	1,930	1,934,534
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,495,667
Series B-2, Restructured, 4.33%, 07/01/40	5,000	4,956,928
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(f)
Series A-1, Restructured, 0.00%, 07/01/46	6,599	2,199,027
Series B-1, Restructured, 0.00%, 07/01/46	567	189,464
Total Municipal Bonds in Puerto Rico		14,622,835
Wisconsin — 0.8%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	215	203,794
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,000	1,059,264
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,068,362
		2,127,626
Total Municipal Bonds in Wisconsin		2,331,420
Total Long-Term Investments — 93.6% (Cost: $277,553,532)		279,184,006

	Shares
Short-Term Securities
Money Market Funds — 6.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.75%(g)(h)	17,954,649	17,956,444
Total Short-Term Securities — 6.0% (Cost: $17,956,387)		17,956,444
Total Investments — 99.6% (Cost: $295,509,919)		297,140,450
Other Assets Less Liabilities — 0.4%		1,202,761
Net Assets — 100.0%		$ 298,343,211

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock New Jersey Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 13,454,389	$ 4,502,055 (a)	$ —	$ —	$ —	$ 17,956,444	17,954,649	$ 483,487	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 279,184,006	$ —	$ 279,184,006
Short-Term Securities
Money Market Funds	17,956,444	—	—	17,956,444
	$17,956,444	$279,184,006	$—	$297,140,450

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
Portfolio Abbreviation (continued)
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
Schedule of Investments